Schedule of maturities (Details) - Apr. 30, 2026	USD ($)	SGD ($)
Debt Disclosure [Abstract]
2025	$ 45,782	$ 58,313
2026	15,744	20,053
Total	61,526	78,366
Current portion	(45,782)	(58,313)
Long-term portion	$ 15,744	$ 20,053